STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 54,378	$ 462,461,251	$ (419,585,792)	$ 42,929,837
Balance, shares at Dec. 31, 2022	54,377,798
Issuance of common stock for services	$ 24	35,976		36,000
Issuance of common stock for services, shares	24,001
Exercise of options and vesting of restricted stock units	$ 169	116,328		116,497
Exercise of options and vesting of restricted stock units, shares	169,015
Issuance of common stock, net of issuance costs	$ 9,823	28,697,188		28,707,011
Issuance of common stock, net of issuance costs, shares	9,822,930
Stock-based compensation		3,524,476		3,524,476
Net loss			(36,899,420)	(36,899,420)
Balance at Dec. 31, 2023	$ 64,394	494,835,219	(456,485,212)	38,414,401
Balance, shares at Dec. 31, 2023	64,393,744
Issuance of common stock for services	$ 28	75,347		75,375
Issuance of common stock for services, shares	28,383
Exercise of options and vesting of restricted stock units	$ 62	5,336		5,398
Exercise of options and vesting of restricted stock units, shares	61,831
Stock-based compensation		4,697,546		4,697,546
Net loss			(37,879,158)	(37,879,158)
Balance at Dec. 31, 2024	$ 64,484	$ 499,613,448	$ (494,364,370)	$ 5,313,562
Balance, shares at Dec. 31, 2024	64,483,958